Additional cash flows information	6 Months Ended
Feb. 29, 2024
Additional cash flows information.
Additional cash flows information

23. Additional cash flows information

Financing and investing activities not involving cash:

	Six-month	Six-month
	period ended	period ended
	February 29, 2024	February 28, 2023
	$	$
Additions to right-of-use assets	38,283	307,525
Lease termination	—	112,707